Basis of preparation of consolidated financial statements and material accounting policy information (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss incurred	$ 6,695,581	$ 5,507,764	$ 2,094,169